Basis of Presentation - Additional Information (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018
Disclosure Of Basis Of Presentation [Abstract]
Weighted average incremental borrowing rate applied to lease liabilities		8.23%
Assets for right of use	$ 46,696	$ 62,268
Liability for assets in leases	$ 48,199	$ 58,011